UNITED STATES SECURITIES AND EXCNAGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

          Report for the Calendar Year or quarter ended September 30, 2002

If amended report check here:               [ ]   Amendment Number

This Amendment (Check only one):            [ ]   is a restatement
                                            [ ]   adds new holding
                                            [ ]   entries

FCA Corp
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Name of Institutional Investment Manager

5847 San Felipe, Suite 850        Houston          Texas      77057
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Business address  Street            City           State     Zip Code

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Robert P. Messer, Jr.               Vice President              713-260-1400
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Name                                 Title                        Telephone


                               /s/ Robert P. Messer, Jr.
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                               Manual Signature of Person Duly
                               Authorized to submit this Report

                               Houston, TX  11-12-02
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                               Place and Date of Signing

Report Type:

[ X ]  13F Holdings Report
[   ]  13F Notice
[   ]  13F Combination Report

Report Summary:

Number of other included managers:  0
Form 13F information table entry total:
Form 13F table value total:  84,097,463

List of other included Managers:  None

Have a greater than 10,000 shares or aggregate FMV is greater than $200,000 Period Ending 09/30/02




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ITEM 1                         ITEM 2         ITEM 3       ITEM 4      ITEM 5          ITEM 6          ITEM 7      ITEM 8
                                                          FAIR                INVESTMENT DISCRETION         VOTING AUTHORITY
                              TITLE           CUSIP       MARKET     SHARES OR                   SHARED
NAME OF ISSUER                 OF             NUMBER      VALUE      PRINCIPAL     SOLE   SHARED OTHER  MANA-  SOLE SHARED NONE
                              CLASS                       (x1000)    AMOUNT        (A)      (B)   (C)   GERS   (A)   (B)   (C)
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ADC Telecommunications Co     COM           000886101     60,950      53,000     53,000                       53,000
Advanced Tobacco Products, IncCOM           00755G101          0      30,000     30,000                       30,000
Allstate Corp                 COM           020002101    394,676      11,102     11,102                       11,102
American Express Co           COM           025816109  2,025,141      64,950     64,950                       64,950
American International Group  COM           026814107  2,309,106      42,214     42,214                       42,214
American Land Lease           COM           027118108    175,070      12,200     12,200                       12,200
American States Water Co      COM           029899101    517,845      19,750     19,750                       19,750
American Water Works          COM           030411102    991,452      22,200     22,200                       22,200
Amgen, Inc.                   COM           031162100  2,264,310      54,300     54,300                       54,300
AOL Time Warner               COM           01184A105    803,322      68,660     68,660                       68,660
Bank of New York              COM           064057102  1,308,389      45,525     45,525                       45,525
Best Buy, Inc.                COM           086516101    283,337      12,700     12,700                       12,700
Biocontrol Technology         COM            90586108          5      10,000     10,000                       10,000
Brandywine Realty Trust       COM           105368203    232,265      10,300     10,300                       10,300
Burlington Northern           COM           12189T104    429,962      17,975     17,975                       17,975
California Water Service GroupCOM           130788102    222,111       8,700      8,700                        8,700
Central Securities Corp       Closed-end Fun155123102    176,853      10,641     10,641                       10,641
Chateau Communities, Inc.     COM           161726104    746,083      28,250     28,250                       28,250
Cisco Systems, Inc.           COM           17275R102  1,172,502     111,880    111,880                      111,880
Citigroup, Inc                COM           172967101  1,525,137      51,438     51,438                       51,438
Coca Cola Co.                 COM           191216100    601,898      12,550     12,550                       12,550
Comcast Corp.                 COM           200300200  1,316,892      63,130     63,130                       63,130
Cooper Tire                   COM           216831107    359,922      22,300     22,300                       22,300
Dow Chem Co.                  COM           260543103    754,029      27,610     27,610                       27,610
Electronic Data Systems       COM           285661104    549,246      39,288     39,288                       39,288
Emerging Mkts Telecmmn Com    Closed-end Fun290890102     93,295      16,932     16,932                       16,932
Equity Income FD UT 1 ExSr-AttClosed-end Fun294700703    472,388       8,075      8,075                        8,075
Equity Office Properties      COM           294741103    607,416      23,525     23,525                       23,525
Equity One Company            COM           294752100    526,825      39,911     39,911                       39,911
Equity Resident Property      PFD           29476L859    420,615      17,975     17,975                       17,975
ExxonMobil Corp               COM           30231G102    365,638      11,462     11,462                       11,462
Federal Home Loan Mortgage Co COM           313400301  1,693,770      30,300     30,300                       30,300
Federal National Mortgage AssnCOM           313586109  2,218,520      37,261     37,261                       37,261
Fleet Boston Financial Corp   COM           339030108    230,548       7,127      7,127                        7,127
Florida First Bancorp, CompanyCOM           343258109    182,045      10,320     10,320                       10,320
FPL Group, Inc.               COM           302571104    419,930       7,000      7,000                        7,000
Ford Motor PFD Conv 6.5%      PFD           345395206    385,777       9,575      9,575                        9,575
Four Season Hotels            COM           35100E104    980,168      30,592     30,592                       30,592
FPL Group, Inc.               COM           302571104    375,255       6,975      6,975                        6,975
General Electric Company      COM           369604103  2,187,712      88,751     88,751                       88,751
Genesee & Wyoming, Inc.       COM           371559105  1,135,863      51,050     51,050                       51,050
GlaxoSmithKline               Sponsored ADR 37733W105    321,083       8,355      8,355                        8,355
Global Crossing               COM           93921A100        404      16,850     16,850                       16,850

HCA, Inc                      COM           404119109  2,035,328      42,750     42,750                       42,750
Home Depot, Inc.              COM           437076102  1,480,183      56,712     56,712                       56,712
Ingles Markets, Inc.          COM           457030104    564,960      52,800     52,800                       52,800
Intel Corp                    COM           458140100  1,474,840     106,180    106,180                      106,180
International Paper Co.       COM           460146103    362,282      10,850     10,850                       10,850
International Speedway        COM           460335201    313,867       7,900      7,900                        7,900
International Business MachineCOM           459200101  1,579,618      27,090     27,090                       27,090
Ishares Trust Euro Plus       ETF           464287861    439,898       9,975      9,975                        9,975
Ishares Trust GLB 100 Index   ETF           464287572    712,530      17,550     17,550                       17,550
Ishares Trust Singapore       ETF           464286673     60,828      13,700     13,700                       13,700
Ishares Trust S&P Smlcp Valu  ETF           464287879    574,844       8,295      8,295                        8,295
JP Morgan Chase               COM           16161A108    245,161      12,910     12,910                       12,910
John Hancock Bank & Thrift    Closed-end Fun409735107    653,963      86,048     86,048                       86,048
Johnson & Johnson             COM           478160104  1,514,835      28,011     28,011                       28,011
Koninklijke Ahold NV          Sponsord ADR  500467303    186,328      15,323     15,323                       15,323
Kraft Foods Inc               COM           50075N104  1,379,938      37,848     37,848                       37,848
LaSalle Hotel Properties      PFD 10.25%    517942207    327,600      13,000     13,000                       13,000
Lexmark International Group, ICOM           529771107  2,307,841      49,103     49,103                       49,103
Lightbridge, Inc.             COM           532226107    135,020      20,000     20,000                       20,000
Microfinancial Inc            COM           595072109  2,203,468     490,750    490,750                      490,750
Microsoft Corp.               COM           594918104  2,452,502      56,070     56,070                       56,070
Midcap Spyder Trust           COM           595635103  1,581,228      21,296     21,296                       21,296
Minnesota Mining & ManufacturiCOM           604059105  2,068,536      18,810     18,810                       18,810
NASDAQ 100 Trust Unit         ETF           631100104    452,110      21,820     21,820                       21,820
New York Times Co.            COM           650111107  1,328,276      29,225     29,225                       29,225
Nexen, Inc.                   PFD 9.75%     65334H300    608,880      24,000     24,000                       24,000
Newell                        COM           651229106  1,587,490      51,425     51,425                       51,425
Nokia, Inc                    Sponsored ADR 654902204    696,950      52,600     52,600                       52,600
Northfield Labs, Inc.         COM           666135108     46,736      11,600     11,600                       11,600
Northrup Grumman Corp         COM           666807102  1,992,206      16,061     16,061                       16,061
Oil Service Holders Trust     COM           678002106  1,776,775      35,500     35,500                       35,500
Petroquest Energy Inc         COM           716748108     66,300      15,000     15,000                       15,000
Pfizer, Inc.                  COM           717081103  2,001,945      68,985     68,985                       68,985
Progress Energy               COM           743263105  1,633,737      39,974     39,974                       39,974
Royce Micro-Cap Trust         Closed-end Fun780915104    250,460      30,769     30,769                       30,769
Royce Value Trust             Closed-end Fun780910105  1,485,482     117,989    117,989                      117,989
Int-Energy Spyder Trust       ETF           81369Y506  2,074,738      98,050     98,050                       98,050
Smith International, Inc.     COM           832110100  1,124,976      38,382     38,382                       38,382

Southwest Water Co            COM           845331107    367,616      25,600     25,600                       25,600
S&P Deposit Receipts          ETF           78462F103    400,444       4,896      4,896                        4,896
Star Gas Partners LP          Lmited Partner85512C105    614,537      34,700     34,700                       34,700
Suburban Propane LP           Lmited Partner864482104    506,331      18,900     18,900                       18,900
Sun Microsystems, Inc.        COM           866810104    171,238      66,115     66,115                       66,115
Teraforce Technology Co.      COM           88077T109      2,500      20,000     20,000                       20,000
Texas Instruments, Inc.       COM           882508104    833,323      56,420     56,420                       56,420
Texas Utilities               COM           873168108  1,023,355      24,535     24,535                       24,535
Triad Innovations, Inc.       COM           895798968      1,350      30,000     30,000                       30,000
United Dominion Realty Trust  COM           910197102    375,711      23,615     23,615                       23,615
United Parcel Service         COM           911312106    309,524       4,950      4,950                        4,950
United Technologies           COM           913017109  1,468,175      25,990     25,990                       25,990
Verizon Communication Co.     COM           92343V104    406,386      14,810     14,810                       14,810
Walmart Stores, Inc.          COM           931142103  2,340,180      47,526     47,526                       47,526
Washington Gas Co.            COM           938837101    704,794      29,477     29,477                       29,477
Waste Mgmt., Inc.             COM           94106L109  1,221,268      52,370     52,370                       52,370
Weyerhauser Co.               COM           962166104    380,799       8,700      8,700                        8,700

Total                                                 84,097,463